Fair value of financial assets and liabilities (Details 3) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions
FinancialLiabilitiesMeasuredAtOtherThanFairValueCustomerDeposits
FinancialLiabilitiesMeasuredAtOtherThanFairValueMarketableDebtSecurities
Debt instruments Eligible Capital
FinancialLiabilitiesMeasuredAtOtherThanFairValueOtherFinancialLiabilities
FinancialLiabilitiesMeasuredAtOtherThanFairValue
Subordinated Debt
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	24,734,029,000	26,200,162,000	58,579,090,000
FinancialLiabilitiesMeasuredAtOtherThanFairValueCustomerDeposits	63,223,998,000	60,911,279,000	55,096,002,000
FinancialLiabilitiesMeasuredAtOtherThanFairValueMarketableDebtSecurities
Debt instruments Eligible Capital
FinancialLiabilitiesMeasuredAtOtherThanFairValueOtherFinancialLiabilities
FinancialLiabilitiesMeasuredAtOtherThanFairValue	87,958,027,000	87,111,441,000	113,675,092,000
Subordinated Debt
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	91,344,985,000	94,805,747,000	73,075,341,000
FinancialLiabilitiesMeasuredAtOtherThanFairValueCustomerDeposits	426,696,268,000	408,049,671,000	390,760,088,000
FinancialLiabilitiesMeasuredAtOtherThanFairValueMarketableDebtSecurities	105,554,365,000	79,035,644,000	57,265,307,000
Debt instruments Eligible Capital	19,537,618,000	19,641,408,000
FinancialLiabilitiesMeasuredAtOtherThanFairValueOtherFinancialLiabilities	62,593,104,000	61,448,516,000	59,822,683,000
FinancialLiabilitiesMeasuredAtOtherThanFairValue	705,726,340,000	662,980,986,000	594,043,080,000
Subordinated Debt			13,119,660,000
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	116,079,014,000	121,005,909,000	131,656,962,000
FinancialLiabilitiesMeasuredAtOtherThanFairValueCustomerDeposits	489,953,489,000	468,961,069,000	445,813,972,000
FinancialLiabilitiesMeasuredAtOtherThanFairValueMarketableDebtSecurities	107,120,875,000	79,036,792,000	56,875,514,000
Debt instruments Eligible Capital	19,537,618,000	19,641,408,000
FinancialLiabilitiesMeasuredAtOtherThanFairValueOtherFinancialLiabilities	62,593,104,000	61,448,516,000	59,822,683,000
FinancialLiabilitiesMeasuredAtOtherThanFairValue	795,284,100,000	750,093,694,000	707,288,791,000
Subordinated Debt			13,119,660,000
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil's Central Bank and deposits of credit institutions	116,079,014,000	121,005,909,000	131,654,431,000
FinancialLiabilitiesMeasuredAtOtherThanFairValueCustomerDeposits	489,920,266,000	468,960,950,000	445,856,090,000
FinancialLiabilitiesMeasuredAtOtherThanFairValueMarketableDebtSecurities	105,554,365,000	79,035,644,000	57,265,307,000
Debt instruments Eligible Capital	19,537,618,000	19,641,408,000
FinancialLiabilitiesMeasuredAtOtherThanFairValueOtherFinancialLiabilities	62,593,104,000	61,448,516,000	59,822,683,000
FinancialLiabilitiesMeasuredAtOtherThanFairValue	R$ 793,684,367,000	R$ 750,092,427,000	707,718,171,000
Subordinated Debt			R$ 13,119,660,000